united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2019

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ladenburgfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Funds’ fiscal year performance from July 1st, 2018 to June 30th, 2019.

The past fiscal year presented investors with very different investing environments with the first half being defensive and risk-off while the second half provided a snap back rally in risk assets. 2018 was expected to be a year of synchronized global growth and strong stock market returns but this did not come to fruition, as during the second half of the year, concerns over global growth, ongoing trade tension between the U.S. and China, fading fiscal stimulus and a hawkish Fed was enough to derail positive sentiment and ended in one of the worst quarters for stocks since 2009 during the 4th quarter of 2018, with the S&P 500 selling off sharply down -13.52%.

After the worst year for stocks since 2008 the market made a “V-shaped” recovery in the first half of 2019 to make back much of what it lost in 2018. Economic data is still positive even though it has slowed from the impressive levels of 2018. The labor market is still healthy with the unemployment rate at 3.7% (as of June 30,2019); GDP is up 3.1% in the first quarter of 2019, although it is forecasted to moderate because of ongoing trade tension and slowing global economic momentum, and inflation remains low with CPI up 1.6% over the fiscal past year.

As a result of the positive environment for fixed income, the top performing Ladenburg Fund over the trailing 1 year as of June 30th, 2019 was the Income Fund Class I +5.59%. The other four Ladenburg Funds performed in line with their asset allocation, with the Income & Growth Fund Class I +5.42%, Growth and Income Fund Class I +4.95%, Growth Fund Class I +4.99%, and the Aggressive Growth Fund Class I +4.86%.

Going forward, we believe our portfolios are well positioned for the current environment. As a result of the run up in risk assets in the first half of 2019, we have decreased our overall equity exposure, as well as shortened duration within fixed income to take advantage of a flat yield curve. We will further reallocate our portfolios as necessary if we see any change in economic data that is released.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Funds, you should read the prospectus and any other documents carefully and consider the risks the Funds face through their direct investments and investments in other investment companies.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any investment index is materially different from the model portfolio or Fund. Particularly, an investment index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the advisor’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Advisor under the Investment Advisors Act of 1940 (“Advisors Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Fund. Both financial entities are wholly owned subsidiaries of our parent company Ladenburg Thalmann Financial Services, Inc. which is listed on the NYSE_American exchange under the symbol LTS. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income Fund Class A	5.31%	3.41%
Ladenburg Income Fund Class A with load of 5.00%	0.09%	2.03%
Ladenburg Income Fund Class C	4.51%	2.76%
Ladenburg Income Fund Class I	5.59%	3.52%
S&P 500 Total Return Index ***	10.42%	14.46%
Barclays US Gov’t/Credit Index ****	8.52%	3.21%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.55%, 3.30% and 2.30% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2019	% of Net Assets
Exchange Traded Funds - Debt Funds	66.9%
Exchange Traded Funds - Equity Funds	21.4%
Mutual Funds	9.9%
Short-Term Investment	1.4%
Other Assets in Excess of Liabilities	0.4%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income & Growth Fund Class A	5.20%	4.41%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(0.02)%	3.02%
Ladenburg Income & Growth Fund Class C	4.30%	3.80%
Ladenburg Income & Growth Fund Class I	5.42%	4.73%
S&P 500 Total Return Index ***	10.42%	14.46%
Barclays US Gov’t/Credit Index ****	8.52%	3.21%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.73%, 2.48% and 1.49% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2019	% of Net Assets
Exchange Traded Funds - Debt Funds	49.7%
Exchange Traded Funds - Equity Funds	39.4%
Mutual Funds	9.9%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.1)%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth & Income Fund Class A	4.77%	5.76%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(0.50)%	4.35%
Ladenburg Growth & Income Fund Class C	3.93%	4.98%
Ladenburg Growth & Income Fund Class I	5.04%	5.89%
S&P 500 Total Return Index ***	10.42%	14.46%
Barclays US Gov’t/Credit Index ****	8.52%	3.21%

*	The performance data quoted here is historical. and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.47%, 2.22% and 1.22% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	56.4%
Exchange Traded Funds - Debt Funds	32.7%
Mutual Funds	9.9%
Short-Term Investment	1.3%
Liabilities in Excess of Other Assets	(0.3)%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth Fund Class A	4.72%	6.76%
Ladenburg Growth Fund Class A with load of 5.00%	(0.49)%	5.33%
Ladenburg Growth Fund Class C	3.91%	5.98%
Ladenburg Growth Fund Class I	4.99%	6.90%
S&P 500 Total Return Index ***	10.42%	14.46%
Barclays US Gov’t/Credit Index ****	8.52%	3.21%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.58%, 2.33% and 1.33% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	70.4%
Exchange Traded Funds - Debt Funds	18.7%
Mutual Funds	9.9%
Short-Term Investment	1.6%
Liabilities in Excess of Other Assets	(0.6)%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Aggressive Growth Fund Class A	4.56%	8.41%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(0.70)%	6.97%
Ladenburg Aggressive Growth Fund Class C	3.80%	7.32%
Ladenburg Aggressive Growth Fund Class I	4.86%	8.17%
S&P 500 Total Return Index ***	10.42%	14.46%
Barclays US Gov’t/Credit Index ****	8.52%	3.21%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.89%, 2.66% and 1.66% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	81.7%
Mutual Funds	9.9%
Exchange Traded Funds - Debt Funds	6.8%
Short-Term Investment	1.9%
Liabilities in Excess of Other Assets	(0.3)%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Value

	MUTUAL FUNDS - 9.9%
45,317	AllianzGI Structured Return Fund - Institutional Class	$726,878
15,595	JPMorgan Hedged Equity Fund - Institutional Class	316,431
	TOTAL MUTUAL FUNDS (Cost - $1,036,879)	1,043,309

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 66.9%
17,554	iShares Short-Term Corporate Bond ETF	938,086
49,123	SPDR Doubleline Total Return Tactical ETF	2,410,465
22,263	Vanguard Intermediate -Term Bond ETF	1,925,749
21,937	Vanguard Short-Term Bond ETF	1,766,587
		7,040,887
	EQUITY FUNDS - 21.4%
3,970	iShares Core MSCI Emerging Markets ETF	204,217
10,537	Schwab U.S. Large-Cap Growth ETF	876,784
13,121	Schwab U.S. Large-Cap Value ETF	736,613
1,473	Vanguard Mid-Cap Growth ETF	219,933
1,899	Vanguard Mid-Cap Value ETF	211,435
		2,248,982
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,883,537)	9,289,869

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND
149,555	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.25% +	149,555
	(Cost - $149,555)

	TOTAL INVESTMENTS - 99.6% (Cost - $10,069,971)	$10,482,733
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	39,099
	TOTAL NET ASSETS - 100.0%	$10,521,832

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Value

	MUTUAL FUNDS - 9.9%
130,361	AllianzGI Structured Return Fund - Institutional Class	$2,090,993
69,791	JPMorgan Hedged Equity Fund - Institutional Class	1,416,057
	TOTAL MUTUAL FUNDS (Cost - $3,472,185)	3,507,050

	EXCHANGE TRADED FUNDS - 89.1%
	DEBT FUNDS - 49.7%
19,640	iShares Short-Term Corporate Bond ETF	1,049,562
121,807	SPDR Doubleline Total Return Tactical ETF	5,977,069
45,622	Vanguard Intermediate-Term Bond ETF	3,946,303
82,289	Vanguard Short-Term Bond ETF	6,626,733
		17,599,667
	EQUITY FUNDS - 39.4%
13,332	iShares Core MSCI Emerging Markets ETF	685,798
12,271	JPMorgan Diversified Return International Equity ETF	668,279
61,858	Schwab U.S. Large-Cap Growth ETF	5,147,204
75,498	Schwab U.S. Large-Cap Value ETF	4,238,458
9,754	Schwab U.S. Small-Cap ETF	697,216
9,873	Vanguard Mid-Cap Growth ETF	1,474,138
9,572	Vanguard Mid-Cap Value ETF	1,065,746
		13,976,839
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $29,801,398)	31,576,506

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND
400,318	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.25% +	400,318
	(Cost - $400,318)

	TOTAL INVESTMENTS - 100.1% (Cost - $33,673,901)	$35,483,874
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,161)
	TOTAL NET ASSETS - 100.0%	$35,446,713

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Value

	MUTUAL FUNDS - 9.9%
210,345	AllianzGI Structured Return Fund - Institutional Class	$3,373,941
394,291	JPMorgan Hedged Equity Fund - Institutional Class	8,000,170
	TOTAL MUTUAL FUNDS (Cost - $10,960,346)	11,374,111

	EXCHANGE TRADED FUNDS - 89.1%
	DEBT FUNDS - 32.7%
185,079	SPDR Doubleline Total Return Tactical ETF	9,081,826
93,712	Vanguard Intermediate-Term Bond ETF	8,106,088
251,675	Vanguard Short-Term Bond ETF	20,267,388
		37,455,302
	EQUITY FUNDS - 56.4%
42,892	iShares Core MSCI Emerging Markets ETF	2,206,364
59,429	JPMorgan Diversified Return International Equity ETF	3,236,503
284,832	Schwab U.S. Large-Cap Growth ETF	23,700,871
344,814	Schwab U.S. Large-Cap Value ETF	19,357,858
47,270	Schwab U.S. Small-Cap ETF	3,378,860
47,691	Vanguard Mid-Cap Growth ETF	7,120,743
51,329	Vanguard Mid-Cap Value ETF	5,714,971
		64,716,170
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $95,971,520)	102,171,472

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND
1,472,263	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.25% +	1,472,263
	(Cost - $1,472,263)

	TOTAL INVESTMENTS - 100.3% (Cost - $108,404,129)	$115,017,846
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(310,985)
	TOTAL NET ASSETS - 100.0%	$114,706,861

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Value

	MUTUAL FUNDS - 9.9%
109,067	AllianzGI Structured Return Fund - Institutional Class	$1,749,435
204,330	JPMorgan Hedged Equity Fund - Institutional Class	4,145,860
	TOTAL MUTUAL FUNDS - (Cost - $5,714,690)	5,895,295

	EXCHANGE TRADED FUNDS - 89.1%
	DEBT FUNDS - 18.7%
59,991	SPDR Doubleline Total Return Tactical ETF	2,943,758
13,864	Vanguard Intermediate-Term Bond ETF	1,199,236
86,982	Vanguard Short-Term Bond ETF	7,004,661
		11,147,655
	EQUITY FUNDS - 70.4%
33,278	iShares Cores MSCI Emerging Markets ETF	1,711,820
41,155	JPMorgan Diversified Return International Equity ETF	2,241,301
169,517	Schwab U.S. Large-Cap Growth ETF	14,105,510
210,182	Schwab U.S. Large-Cap Value ETF	11,799,618
40,854	Schwab US Small-Cap ETF	2,920,244
37,083	Vanguard Mid-Cap Growth ETF	5,536,863
31,922	Vanguard Mid-Cap Value ETF	3,554,195
		41,869,551
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $49,741,010)	53,017,206

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND
974,033	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.25% +	974,033
	(Cost - $974,033)

	TOTAL INVESTMENTS - 100.6% (Cost - $56,429,733)	$59,886,534
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(388,802)
	TOTAL NET ASSETS - 100.0%	$59,497,732

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Value

	MUTUAL FUNDS - 9.9%
26,642	AllianzGI Structured Return Fund - Institutional Class	$427,340
85,677	JPMorgan Hedged Equity Fund - Institutional Class	1,738,384
	TOTAL MUTUAL FUNDS - (Cost - $2,120,546)	2,165,724

	EXCHANGE TRADED FUNDS - 88.5%
	DEBT FUNDS - 6.8%
18,556	Vanguard Short-Term Bond ETF	1,494,315

	EQUITY FUNDS - 81.7%
16,316	iShares Core MSCI Emerging Markets ETF	839,295
15,034	JPMorgan Diversified Return International Equity ETF	818,752
70,948	Schwab U.S. Large-Cap Growth ETF	5,903,583
81,211	Schwab U.S. Large-Cap Value ETF	4,559,186
21,061	Schwab U.S. Small-Cap ETF	1,505,440
16,759	Vanguard Mid-Cap Growth ETF	2,502,286
15,678	Vanguard Mid-Cap Value ETF	1,745,588
		17,874,130
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $18,338,948)	19,368,445

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND
413,140	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.25% +	413,140
	(Cost - $413,140)

	TOTAL INVESTMENTS - 100.3% (Cost - $20,872,634)	$21,947,309
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(75,217)
	TOTAL NET ASSETS - 100.0%	$21,872,092

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

		Ladenburg		Ladenburg		Ladenburg
	Ladenburg	Income &		Growth &	Ladenburg	Aggressive
	Income	Growth		Income	Growth	Growth
	Fund	Fund		Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$10,069,971	$33,673,901		$108,404,129	$56,429,733	$20,872,634
Investments in Securities at Value	$10,482,733	$35,483,874		$115,017,846	$59,886,534	$21,947,309
Due from Advisor	36,449	—		—	—	7,035
Receivable for Fund Shares Sold	—	26,186		217,059	27,870	12,271
Dividends and Interest Receivable	9,218	54,061		251,079	156,856	66,390
Prepaid Expenses and Other Assets	18,852	18,927		12,513	20,443	18,583
Total Assets	10,547,252	35,583,048		115,498,497	60,091,703	22,051,588

Liabilities:
Payable for Securities Purchased	—	94,643		577,488	533,791	41,875
Redemptions Payable	2,449	558		75,810	6,941	113,972
Payable to Related Parties	1,025	5,199		18,365	7,974	4,303
Accrued Advisory Fees	—	12,060		80,776	19,808	—
Accrued Distribution Fees	3,062	1,115		6,513	2,695	1,603
Accrued Expenses and Other Liabilities	18,884	22,760		32,684	22,762	17,743
Total Liabilities	25,420	136,335		791,636	593,971	179,496

Net Assets	$10,521,832	$35,446,713		$114,706,861	$59,497,732	$21,872,092

Composition of Net Assets:
At June 30, 2019, Net Assets consisted of:
Paid-in-Capital	$10,158,691	$33,765,460		$108,129,998	$55,622,637	$20,294,702
Accumulated Earnings	363,141	1,681,253		6,576,863	3,875,095	1,577,390
Net Assets	$10,521,832	$35,446,713		$114,706,861	$59,497,732	$21,872,092

Class A Net Assets	$845,480	$1,546,349		$1,751,363	$737,266	$83,570
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	77,585	136,645		147,832	59,056	6,284
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.90	$11.32		$11.85	$12.48	$13.30
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.47	$11.92		$12.47	$13.14	$14.00

Class C Net Assets	$33,621	$15,225		$358,822	$192,313	$178,333
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	3,104	1,355		30,741	15,599	13,793
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.83	$11.23	(b)	$11.67	$12.33	$12.93

Class I Net Assets	$9,642,731	$33,885,139		$112,596,676	$58,568,153	$21,610,189
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	886,652	2,977,703		9,484,523	4,694,235	1,647,325
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.88	$11.38		$11.87	$12.48	$13.12

(a)	On investments of $50,000 or more, the offering price is reduced

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$226,438	$714,446	$2,027,777	$973,337	$390,921
Interest Income	4,272	7,355	26,371	14,558	10,147
Total Investment Income	230,710	721,801	2,054,148	987,895	401,068

Expenses:
Investment Advisory Fees	44,190	148,056	462,595	233,024	101,601
Distribution Fees - Class A	2,364	4,016	3,726	1,724	201
Distribution Fees - Class C	1,573	221	3,611	1,835	1,658
Registration & Filing Fees	26,724	24,245	58,399	35,252	28,162
Trustees’ Fees	13,033	13,035	12,077	13,033	11,893
Audit Fees	15,038	15,002	15,628	15,248	15,082
Legal Fees	11,639	15,115	24,632	17,215	11,827
Administration Fees	11,344	34,050	82,526	53,077	23,599
Third Party Administrative Servicing Fees	7,502	29,121	100,199	47,285	20,027
Chief Compliance Officer Fees	5,034	7,314	15,881	9,981	6,194
Custody Fees	4,712	4,869	11,037	6,282	5,000
Transfer Agent Fees	4,344	15,709	38,983	22,716	11,923
Printing Expense	2,661	6,487	14,165	10,177	4,627
Miscellaneous Expenses	2,072	3,880	6,846	4,184	2,678
Insurance Expense	141	480	647	672	308
Total Expenses	152,371	321,600	850,952	471,705	244,780
Less: Expenses Waived/Reimbursed by the Advisor	(82,097)	(95,081)	(148,929)	(118,115)	(90,394)
Net Expenses	70,274	226,519	702,023	353,590	154,386
Net Investment Income	160,436	495,282	1,352,125	634,305	246,682

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(56,169)	(153,007)	(272,502)	55,676	330,473
Capital Gain Distributions from Other Investment Companies	5,502	17,371	27,765	12,976	3,953

Net Change in Unrealized Appreciation on Investments	424,796	1,333,674	3,971,053	1,831,126	470,002
Net Realized and Unrealized Gain on Investments	374,129	1,198,038	3,726,316	1,899,778	804,428

Net Increase in Net Assets Resulting From Operations	$534,565	$1,693,320	$5,078,441	$2,534,083	$1,051,110

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Operations:
Net Investment Income	$160,436	$118,739
Net Realized Gain (Loss) on Investments	(56,169)	27,864
Capital Gain Distributions from Other Investment Companies	5,502	2,039
Net Change in Unrealized Appreciation (Depreciation) on Investments	424,796	(64,344)
Net Increase in Net Assets Resulting From Operations	534,565	84,298

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(16,226)	—
Class C	(1,638)	—
Class I	(151,976)	—
Net Investment Income
Class A	—	(13,890)
Class C	—	(3,351)
Class I	—	(108,825)
Net Realized Gains
Class A	—	(2,003)
Class C	—	(766)
Class I	—	(15,551)
Net Decrease in Net Assets from Distributions to Shareholders	(169,840)	(144,386)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	235,079	317,164
Distributions Reinvested	13,782	15,275
Payment for Shares Redeemed	(449,871)	(292,490)
Class C
Proceeds from Shares Issued	—	17,400
Distributions Reinvested	718	2,302
Payment for Shares Redeemed	(238,785)	—
Class I
Proceeds from Shares Issued	5,709,269	4,029,376
Distributions Reinvested	138,441	117,366
Payment for Shares Redeemed	(2,833,205)	(1,126,502)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	2,575,428	3,079,891

Total Increase in Net Assets	2,940,153	3,019,803

Net Assets:
Beginning of Year	7,581,679	4,561,876
End of Year	$10,521,832	$7,581,679

Share Activity
Class A
Shares Sold	22,286	29,960
Shares Reinvested	1,329	1,432
Shares Redeemed	(43,237)	(27,382)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(19,622)	4,010

Class C
Shares Sold	—	1,618
Shares Reinvested	70	217
Shares Redeemed	(23,044)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(22,974)	1,835

Class I
Shares Sold	545,413	378,442
Shares Reinvested	13,270	11,019
Shares Redeemed	(269,744)	(105,760)
Net Increase in Shares of Beneficial Interest Outstanding	288,939	283,701

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Operations:
Net Investment Income	$495,282	$328,231
Net Realized Gain (Loss) on Investments	(153,007)	63,254
Capital Gain Distributions from Other Investment Companies	17,371	4,075
Net Change in Unrealized Appreciation on Investments	1,333,674	127,716
Net Increase in Net Assets Resulting From Operations	1,693,320	523,276

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(22,139)	—
Class C	(104)	—
Class I	(444,393)	—
Net Investment Income
Class A	—	(18,756)
Class C	—	(654)
Class I	—	(313,166)
Net Realized Gains
Class A	—	(5,502)
Class C	—	(305)
Class I	—	(84,357)
Net Decrease in Net Assets from Distributions to Shareholders	(466,636)	(422,740)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	389,776	431,706
Distributions Reinvested	17,683	20,829
Payment for Shares Redeemed	(396,581)	(160,751)
Class C
Proceeds from Shares Issued	14,900	30,000
Distributions Reinvested	104	959
Payment for Shares Redeemed	(62,237)	—
Class I
Proceeds from Shares Issued	15,214,457	17,284,925
Distributions Reinvested	404,435	362,244
Payment for Shares Redeemed	(7,129,917)	(3,523,955)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	8,452,620	14,445,957

Total Increase in Net Assets	9,679,304	14,546,493

Net Assets:
Beginning of Year	25,767,409	11,220,916
End of Year	$35,446,713	$25,767,409

Share Activity
Class A
Shares Sold	35,365	39,345
Shares Reinvested	1,668	1,896
Shares Redeemed	(35,890)	(14,571)
Net Increase in Shares of Beneficial Interest Outstanding	1,143	26,670

Class C
Shares Sold	1,353	2,778
Shares Reinvested	10	88
Shares Redeemed	(5,621)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(4,258)	2,866

Class I
Shares Sold	1,381,824	1,566,386
Shares Reinvested	37,686	32,819
Shares Redeemed	(651,254)	(318,447)
Net Increase in Shares of Beneficial Interest Outstanding	768,256	1,280,758

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Operations:
Net Investment Income	$1,352,125	$979,172
Net Realized Gain (Loss) on Investments	(272,502)	869,084
Capital Gain Distributions from Other Investment Companies	27,765	11,701
Net Change in Unrealized Appreciation on Investments	3,971,053	1,291,682
Net Increase in Net Assets Resulting From Operations	5,078,441	3,151,639

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(25,672)	—
Class C	(4,638)	—
Class I	(1,684,988)	—
Net Investment Income
Class A	—	(22,911)
Class C	—	(5,941)
Class I	—	(971,645)
Net Realized Gains
Class A	—	(6,534)
Class C	—	(2,294)
Class I	—	(273,830)
Net Decrease in Net Assets from Distributions to Shareholders	(1,715,298)	(1,283,155)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	502,806	357,220
Distributions Reinvested	23,711	26,471
Payment for Shares Redeemed	(215,786)	(374,801)
Class C
Proceeds from Shares Issued	11,400	42,980
Distributions Reinvested	4,495	8,052
Payment for Shares Redeemed	(161,928)	(23,259)
Class I
Proceeds from Shares Issued	50,134,211	39,051,242
Distributions Reinvested	1,478,960	1,131,950
Payment for Shares Redeemed	(16,611,353)	(7,276,845)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	35,166,516	32,943,010

Total Increase in Net Assets	38,529,659	34,811,494

Net Assets:
Beginning of Year	76,177,202	41,365,708
End of Year	$114,706,861	$76,177,202

Share Activity
Class A
Shares Sold	43,953	30,891
Shares Reinvested	2,167	2,302
Shares Redeemed	(18,609)	(33,008)
Net Increase in Shares of Beneficial Interest Outstanding	27,511	185

Class C
Shares Sold	1,037	3,755
Shares Reinvested	421	705
Shares Redeemed	(13,925)	(2,049)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(12,467)	2,411

Class I
Shares Sold	4,365,450	3,392,923
Shares Reinvested	133,895	98,180
Shares Redeemed	(1,461,691)	(629,413)
Net Increase in Shares of Beneficial Interest Outstanding	3,037,654	2,861,690

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Operations:
Net Investment Income	$634,305	$367,647
Net Realized Gain on Investments	55,676	249,462
Capital Gain Distributions from Other Investment Companies	12,976	3,473
Net Change in Unrealized Appreciation on Investments	1,831,126	938,281
Net Increase in Net Assets Resulting From Operations	2,534,083	1,558,863

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(6,832)	—
Class C	(467)	—
Class I	(545,950)	—
Net Investment Income
Class A	—	(5,684)
Class C	—	(1,208)
Class I	—	(255,034)
Net Realized Gains
Class A	—	(2,284)
Class C	—	(719)
Class I	—	(93,414)
Net Decrease in Net Assets from Distributions to Shareholders	(553,249)	(358,343)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	173,068	420,503
Distributions Reinvested	6,746	7,962
Payments for Shares Redeemed	(43,079)	(189,403)
Class C
Proceeds from Shares Issued	1,200	78,682
Distributions Reinvested	431	1,593
Payments for Shares Redeemed	—	(46,689)
Class I
Proceeds from Shares Issued	28,711,153	23,030,889
Distributions Reinvested	500,976	318,914
Payments for Shares Redeemed	(7,366,051)	(3,233,261)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	21,984,444	20,389,190

Total Increase in Net Assets	23,965,278	21,589,710

Net Assets:
Beginning of Year	35,532,454	13,942,744
End of Year **	$59,497,732	$35,532,454

Share Activity
Class A
Shares Sold	14,176	35,426
Shares Reinvested	638	663
Shares Redeemed	(3,575)	(15,599)
Net Increase in Shares of Beneficial Interest Outstanding	11,239	20,490

Class C
Shares Sold	99	6,555
Shares Reinvested	41	134
Shares Redeemed	—	(3,898)
Net Increase in Shares of Beneficial Interest Outstanding	140	2,791

Class I
Shares Sold	2,378,733	1,934,682
Shares Reinvested	47,486	26,621
Shares Redeemed	(617,820)	(273,389)
Net Increase in Shares of Beneficial Interest Outstanding	1,808,399	1,687,914

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Year includes accumulated net investment income of $74,828 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Operations:
Net Investment Income	$246,682	$144,579
Net Realized Gain on Investments	330,473	155,781
Capital Gain Distributions from Other Investment Companies	3,953	1,046
Net Change in Unrealized Appreciation on Investments	470,002	517,271
Net Increase in Net Assets Resulting From Operations	1,051,110	818,677

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(663)	—
Class C	(872)	—
Class I	(227,121)	—
Net Investment Income
Class A	—	(944)
Class C	—	(513)
Class I	—	(121,503)
Net Realized Gains
Class A	—	(467)
Class C	—	(834)
Class I	—	(53,010)
Net Decrease in Net Assets from Distributions to Shareholders	(228,656)	(177,271)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	42,516
Distributions Reinvested	663	1,410
Payment for Shares Redeemed	(1,296)	(20,245)
Class C
Proceeds from Shares Issued	20,961	339
Distributions Reinvested .	872	1,347
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	11,236,663	8,840,704
Distributions Reinvested	217,924	172,404
Payment for Shares Redeemed	(6,548,335)	(1,220,207)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	4,927,452	7,818,268

Total Increase in Net Assets	5,749,906	8,459,674

Net Assets:
Beginning of Year	16,122,186	7,662,512
End of Year **	$21,872,092	$16,122,186

Share Activity
Class A
Shares Sold	—	3,365
Shares Reinvested	60	111
Shares Redeemed	(111)	(1,593)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(51)	1,883

Class C
Shares Sold	1,609	28
Shares Reinvested	81	108
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	1,690	136

Class I
Shares Sold	885,280	700,987
Shares Reinvested	19,975	13,705
Shares Redeemed	(511,793)	(97,514)
Net Increase in Shares of Beneficial Interest Outstanding	393,462	617,178

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Year includes accumulated net investment income of $44,675 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.53	$10.59	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.17	0.17	0.14	0.09
Net gain (loss) from securities (both realized and unrealized)	0.38	(0.01)	0.32	0.10
Total from operations	0.55	0.16	0.46	0.19

Distributions to shareholders from:
Net investment income	(0.17)	(0.19)	(0.06)	—
Realized gains	(0.01)	(0.03)	—	—
Total distributions	(0.18)	(0.22)	(0.06)	—

Net Asset Value, End of Period	$10.90	$10.53	$10.59	$10.19

Total Return (b)(f)	5.31%	1.46%	4.50%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$845	$1,024	$987	$133
Ratio of expenses to average net assets,
before reimbursement (d)	1.95%	2.26%	5.84%	88.37	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.66%	1.63%	1.31%	1.04	% (c)
Portfolio turnover rate	34.73%	27.38%	2.91%	44.11	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.46	$10.54	$10.17	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.11	0.10	0.06	(0.02)
Net gain (loss) from securities (both realized and unrealized)	0.35	(0.02)	0.32	0.19
Total from operations	0.46	0.08	0.38	0.17

Distributions to shareholders from:
Net investment income	(0.08)	(0.13)	(0.01)	—
Realized gains	(0.01)	(0.03)	—	—
Total distributions	(0.09)	(0.16)	(0.01)	—

Net Asset Value, End of Period	$10.83	$10.46	$10.54	$10.17

Total Return (b)(f)	4.51%	0.74%	3.71%	1.70	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34	$273	$256	$142
Ratio of expenses to average net assets,
before reimbursement (d)	2.75%	3.01%	8.13%	89.12	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.05%	0.93%	0.63%	(0.18	)% (c)
Portfolio turnover rate	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.51	$10.57	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.19	0.20	0.16	0.12
Net gain (loss) from securities (both realized and unrealized)	0.38	(0.02)	0.29	0.07
Total from operations	0.57	0.18	0.45	0.19

Distributions to shareholders from:
Net investment income	(0.19)	(0.21)	(0.07)	—
Realized gains	(0.01)	(0.03)	—	—
Total distributions	(0.20)	(0.24)	(0.07)	—

Net Asset Value, End of Period	$10.88	$10.51	$10.57	$10.19

Total Return (b)(f)	5.59%	1.67%	4.45%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,643	$6,285	$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	1.67%	2.01%	4.06%	88.12	% (c)
net of reimbursement (d)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.85%	1.91%	1.52%	1.40	% (c)
Portfolio turnover rate	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.91	$10.74	$10.06	$10.00
Gain From Operations:
Net investment income (a)	0.16	0.16	0.13	0.04
Net gain from securities (both realized and unrealized)	0.40	0.24	0.64	0.02
Total from operations	0.56	0.40	0.77	0.06

Distributions to shareholders from:
Net investment income	(0.15)	(0.17)	(0.09)	—
Realized gains	—	(0.06)	—	—
Total distributions	(0.15)	(0.23)	(0.09)	—

Net Asset Value, End of Period	$11.32	$10.91	$10.74	$10.06

Total Return (b)(f)	5.20%	3.68%	7.62%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,546	$1,478	$1,169	$759
Ratio of expenses to average net assets,
before reimbursement (d)	1.32%	1.46%	4.38%	26.54	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.44%	1.50%	1.23%	0.47	% (c)
Portfolio turnover rate	24.47%	23.87%	3.85%	67.12	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.85	$10.71	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.04	0.10	0.05	0.16
Net gain (loss) from securities (both realized and unrealized)	0.42	0.22	0.65	(0.10)
Total from operations	0.46	0.32	0.70	0.06

Distributions to shareholders from:
Net investment income	(0.08)	(0.12)	(0.05)	—
Realized gains	—	(0.06)	—	—
Total distributions	(0.08)	(0.18)	(0.05)	—

Net Asset Value, End of Period	$11.23	$10.85	$10.71	$10.06

Total Return (b)(f)	4.30%	2.91%	6.92%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15	$61	$29	$13
Ratio of expenses to average net assets,
before reimbursement (d)	2.07%	2.21%	4.90%	27.29	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	0.41%	0.87%	0.44%	1.84	% (c)
Portfolio turnover rate	24.47%	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.97	$10.79	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.19	0.20	0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	0.39	0.23	0.68	(0.03)
Total from operations	0.58	0.43	0.84	0.06

Distributions to shareholders from:
Net investment income	(0.17)	(0.19)	(0.11)	—
Realized gains	—	(0.06)	—	—
Total distributions	(0.17)	(0.25)	(0.11)	—

Net Asset Value, End of Period	$11.38	$10.97	$10.79	$10.06

Total Return (b)(f)	5.42%	3.97%	8.34%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$33,885	$24,229	$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	1.07%	1.22%	2.38%	26.29	% (c)
net of reimbursement (d)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.69%	1.80%	1.51%	1.01	% (c)
Portfolio turnover rate	24.47%	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.51	$11.06	$10.05	$10.00
Gain From Operations:
Net investment income (a)	0.14	0.16	0.12	0.03
Net gain from securities (both realized and unrealized)	0.39	0.55	0.96	0.02
Total from operations	0.53	0.71	1.08	0.05

Distributions to shareholders from:
Net investment income	(0.12)	(0.20)	(0.07)	—
Realized gains	(0.07)	(0.06)	—	—
Total distributions	(0.19)	(0.26)	(0.07)	—

Net Asset Value, End of Period	$11.85	$11.51	$11.06	$10.05

Total Return (b)(f)	4.77%	6.39%	10.74%	0.50	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,751	$1,385	$1,329	$536
Ratio of expenses to average net assets,
before reimbursement (d)	1.16%	1.24%	2.88%	19.78	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.23%	1.40%	1.13%	0.40	% (c)
Portfolio turnover rate	29.89%	25.45%	2.89%	89.86	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.39	$10.98	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.04	0.07	0.03	(0.03)
Net gain from securities (both realized and unrealized)	0.39	0.54	0.96	0.03
Total from operations	0.43	0.61	0.99	—

Distributions to shareholders from:
Net investment income	(0.08)	(0.14)	(0.01)	—
Realized gains	(0.07)	(0.06)	—	—
Total distributions	(0.15)	(0.20)	(0.01)	—

Net Asset Value, End of Period	$11.67	$11.39	$10.98	$10.00

Total Return (b)(f)	3.93%	5.57%	9.91%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$359	$492	$448	$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.91%	1.99%	4.16%	20.53	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.37%	0.66%	0.29%	(0.39	)% (c)
Portfolio turnover rate	29.89%	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.53	$11.04	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.17	0.19	0.16	(0.02)
Net gain from securities (both realized and unrealized)	0.38	0.55	0.91	0.08
Total from operations	0.55	0.74	1.07	0.06

Distributions to shareholders from:
Net investment income	(0.14)	(0.19)	(0.09)	—
Realized gains	(0.07)	(0.06)	—	—
Total distributions	(0.21)	(0.25)	(0.09)	—

Net Asset Value, End of Period	$11.87	$11.53	$11.04	$10.06

Total Return (b)(f)	4.95%	6.71%	10.62%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$112,597	$74,300	$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	0.91%	0.99%	1.76%	19.53	% (c)
net of reimbursement (d)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.47%	1.68%	1.50%	(0.18	)% (c)
Portfolio turnover rate	29.89%	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.05	$11.29	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.13	0.15	0.11	0.03
Net gain (loss) from securities (both realized and unrealized)	0.42	0.79	1.23	(0.03	) (f)
Total from operations	0.55	0.94	1.34	0.00

Distributions to shareholders from:
Net investment income	(0.09)	(0.13)	(0.05)	—
Realized gains	(0.03)	(0.05)	—	—
Total distributions	(0.12)	(0.18)	(0.05)	—

Net Asset Value, End of Period	$12.48	$12.05	$11.29	$10.00

Total Return (b)	4.72%	8.29%	13.41%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$737	$576	$308	$163
Ratio of expenses to average net assets,
before reimbursement (d)	1.25%	1.35%	3.53%	46.16	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.08%	1.27%	1.04%	0.31	% (c)
Portfolio turnover rate	27.81%	16.46%	1.78%	70.86	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.90	$11.19	$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.04	0.06	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.42	0.78	1.23	(0.03	) (f)
Total from operations	0.46	0.84	1.25	(0.06)

Distributions to shareholders from:
Net investment income	—	(0.08)	—	—
Realized gains	(0.03)	(0.05)	—	—
Total distributions	(0.03)	(0.13)	—	—

Net Asset Value, End of Period	$12.33	$11.90	$11.19	$9.94

Total Return (b)	3.91%	7.55%	12.58%	(0.60	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$192	$184	$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	2.00%	2.10%	4.48%	46.91	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.30%	0.47%	0.21%	(0.41	)% (c)
Portfolio turnover rate	27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.05	$11.26	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.16	0.18	0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	0.41	0.80	1.18	(0.06	) (f)
Total from operations	0.57	0.98	1.33	0.00

Distributions to shareholders from:
Net investment income	(0.11)	(0.14)	(0.07)	—
Realized gains	(0.03)	(0.05)	—	—
Total distributions	(0.14)	(0.19)	(0.07)	—

Net Asset Value, End of Period	$12.48	$12.05	$11.26	$10.00

Total Return (b)	4.99%	8.70%	13.28%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$58,568	$34,772	$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	1.00%	1.10%	2.26%	45.91	% (c)
net of reimbursement (d)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.37%	1.54%	1.41%	0.65	% (c)
Portfolio turnover rate	27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.84	$11.90	$10.14	$10.00
Gain From Operations:
Net investment income (a)	0.12	0.14	0.11	0.04
Net gain from securities (both realized and unrealized)	0.44	1.01	1.65	0.10
Total from operations	0.56	1.15	1.76	0.14

Distributions to shareholders from:
Net investment income	(0.04)	(0.14)	—	—
Realized gains	(0.06)	(0.07)	—	—
Total distributions	(0.10)	(0.21)	—	—

Net Asset Value, End of Period	$13.30	$12.84	$11.90	$10.14

Total Return (b)	4.56%	9.68%	17.36%	1.40	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$84	$81	$53	$22
Ratio of expenses to average net assets,
before reimbursement (d)	1.45%	1.71%	9.40%	51.22	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(f)	0.93%	1.12%	1.01%	0.43	% (c)
Portfolio turnover rate	46.78%	17.45%	6.24%	79.72	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.53	$11.61	$10.08	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.02	0.04	0.02	(0.03)
Net gain from securities (both realized and unrealized)	0.44	0.99	1.51	0.11
Total from operations	0.46	1.03	1.53	0.08

Distributions to shareholders from:
Net investment income	—	(0.04)	—	—
Realized gains	(0.06)	(0.07)	—	—
Total distributions	(0.06)	(0.11)	—	—

Net Asset Value, End of Period	$12.93	$12.53	$11.61	$10.08

Total Return (b)	3.80%	8.89%	15.18%	0.80	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$178	$152	$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	2.20%	2.48%	14.24%	51.97	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	0.19%	0.31%	0.22%	(0.34	)% (c)
Portfolio turnover rate	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.67	$11.73	$10.11	$10.00
Gain From Operations:
Net investment income (a)	0.15	0.17	0.24	0.05
Net gain from securities (both realized and unrealized)	0.43	1.00	1.38	0.06
Total from operations	0.58	1.17	1.62	0.11

Distributions to shareholders from:
Net investment income	(0.07)	(0.16)	—	—
Realized gains	(0.06)	(0.07)	—	—
Total distributions	(0.13)	(0.23)	—	—

Net Asset Value, End of Period	$13.12	$12.67	$11.73	$10.11

Total Return (b)	4.86%	9.98%	16.02%	1.10	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$21,610	15,889	$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.20%	1.48%	4.80%	50.97	% (c)
net of reimbursement (d)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(f)	1.22%	1.37%	2.12%	0.60	% (c)
Portfolio turnover rate	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,043,309	$—	$—	$1,043,309
Exchange Traded Funds	9,289,869	—	—	9,289,869
Short-Term Investment	149,555	—	—	149,555
Total	$10,482,733	$—	$—	$10,482,733

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,507,050	$—	$—	$3,507,050
Exchange Traded Funds	31,576,506	—	—	31,576,506
Short-Term Investment	400,318	—	—	400,318
Total	$35,483,874	$—	$—	$35,483,874

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,374,111	$—	$—	$11,374,111
Exchange Traded Funds	102,171,472	—	—	102,171,472
Short-Term Investment	1,472,263	—	—	1,472,263
Total	$115,017,846	$—	$—	$115,017,846

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,895,295	$—	$—	$5,895,295
Exchange Traded Funds	53,017,206	—	—	53,017,206
Short-Term Investment	974,033	—	—	974,033
Total	$59,886,534	$—	$—	$59,886,534

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,165,724	$—	$—	$2,165,724
Exchange Traded Funds	19,368,445	—	—	19,368,445
Short-Term Investment	413,140	—	—	413,140
Total	$21,947,309	$—	$—	$21,947,309

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2016 through June 30, 2018 or expected to be taken in the Funds’ June 30, 2019 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$5,612,611	$3,028,113
Ladenburg Income & Growth Fund	15,666,829	7,213,925
Ladenburg Growth & Income Fund	62,120,115	27,478,871
Ladenburg Growth Fund	34,858,937	12,891,175
Ladenburg Aggressive Growth Fund	14,412,631	9,237,938

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. serves as the Funds’ investment advisor (“LTAM” or the “Advisor”). Until December 2019, Dr. Phillip Frost, together with two entities controlled by him, owned over 35% of the outstanding securities of Ladenburg Thalmann Financial Services, Inc. (“LTFS”), the parent company of LTAM. On or about December 24, 2018, a series of transactions reduced Dr. Frost’s direct and indirect ownership of LTFS to less than 5% of the outstanding voting securities (the “Transaction”). Under the 1940 Act, the Transaction may have resulted in the assignment and automatic termination of the Advisory Agreement. A new advisory agreement (“New Advisory Agreement”) was approved by the Income, Income & Growth and Growth & Income Funds’ shareholders at a special meeting of the Funds’ shareholders held on March 29, 2019 and the agreement was approved by the Aggressive Growth and Growth Funds’ shareholders at a special meeting of the Funds’ shareholders held on April 12, 2019. Pursuant to the New Advisory Agreement between the Trust, on behalf of each Fund, and LTAM, LTAM receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2019, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$44,190
Ladenburg Income & Growth Fund	148,056
Ladenburg Growth & Income Fund	462,595
Ladenburg Growth Fund	233,024
Ladenburg Aggressive Growth Fund	101,601

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2019, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.75% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2019, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$82,097
Ladenburg Income & Growth Fund	95,081
Ladenburg Growth & Income Fund	148,929
Ladenburg Growth Fund	118,115
Ladenburg Aggressive Growth Fund	90,394

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

During the year ended June 30, 2019, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2020	June 30, 2021	June 30, 2022
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$69,109	$81,601	$82,097	$232,807
Ladenburg Income & Growth Fund	109,842	86,324	95,081	291,247
Ladenburg Growth & Income Fund	173,575	140,516	148,929	463,020
Ladenburg Growth Fund	95,255	83,388	118,115	296,758
Ladenburg Aggressive Growth Fund	61,270	78,399	90,394	230,063

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2019, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$3,937
Ladenburg Income & Growth Fund	4,237
Ladenburg Growth & Income Fund	7,337
Ladenburg Growth Fund	3,559
Ladenburg Aggressive Growth Fund	1,859

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2019, the Distributor received $8,221, $13,927, $12,253, $7,459, and $210 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $1,601, $2,336, $2,205, $1,336, and $0 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2019.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributor, LLC, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2019, National Financial Services held 79.54%, 79.04%, 79.77%, 72.42% and 68.36% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$10,098,829	$417,511	$(33,607)	$383,904
Ladenburg Income & Growth Fund	33,697,421	1,902,450	(115,997)	1,786,453
Ladenburg Growth & Income Fund	108,477,957	6,959,354	(419,465)	6,539,889
Ladenburg Growth Fund	56,462,670	3,720,281	(296,417)	3,423,864
Ladenburg Aggressive Growth Fund	20,897,336	1,209,551	(159,578)	1,049,973

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2019 and June 30, 2018 was as follows:

	For the year ended June 30, 2019:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$159,958	$9,882	$—	$169,840
Ladenburg Income & Growth Fund	466,636	—	—	466,636
Ladenburg Growth & Income Fund	1,158,725	556,573	—	1,715,298
Ladenburg Growth Fund	359,491	193,758	—	553,249
Ladenburg Aggressive Growth Fund	140,223	88,433	—	228,656

	For the year ended June 30, 2018:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$123,641	$20,745	$—	$144,386
Ladenburg Income & Growth Fund	373,212	46,528	3,000	$422,740
Ladenburg Growth & Income Fund	998,776	284,379	—	$1,283,155
Ladenburg Growth Fund	317,021	41,322	—	$358,343
Ladenburg Aggressive Growth Fund	157,657	19,614	—	$177,271

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

As of June 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Long-Term	and	Carry	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Appreciation	Earnings
Ladenburg Income Fund	$1,532	$—	$—	$(22,295)	$383,904	$363,141
Ladenburg Income & Growth Fund	33,305	—	—	(138,505)	1,786,453	1,681,253
Ladenburg Growth & Income Fund	207,886	—	—	(170,912)	6,539,889	6,576,863
Ladenburg Growth Fund	349,642	101,589	—	—	3,423,864	3,875,095
Ladenburg Aggressive Growth Fund	168,319	359,098	—	—	1,049,973	1,577,390

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Ladenburg Income Fund	$22,295	$—	$22,295
Ladenburg Income & Growth Fund	138,505	—	138,505
Ladenburg Growth & Income Fund	170,912	—	170,912
Ladenburg Growth Fund	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distribution reclass, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2019 as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	(4,659)	4,659
Ladenburg Growth & Income Fund	—	—
Ladenburg Growth Fund	—	—
Ladenburg Aggressive Growth Fund	—	—

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued (ASU) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. The amendments have been adopted with these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. The amendments have been adopted with these financial statements.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF (the “Security”). The Fund may redeem its investment in the Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The financial statements of the Security, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Ladenburg Aggressive Growth Fund’s net assets invested in the Security was 27.9%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from August 24, 2015 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended and for the period August 24, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and by other appropriate procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

August 28, 2019

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2019

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2019 and held through June 30, 2019.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	01/01/19	6/30/19	Period*	6/30/19	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,079.70	$5.16	$1,019.84	$5.01
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,100.00	$5.21	$1,019.84	$5.01
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,127.70	$5.28	$1,019.84	$5.01
Ladenburg Growth Fund	1.00%	$1,000.00	$1,147.10	$5.32	$1,019.84	$5.01
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,162.60	$5.36	$1,019.84	$5.01

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,076.00	$9.01	$1,016.12	$8.75
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,095.41	$9.10	$1,016.12	$8.75
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,123.20	$9.21	$1,016.12	$8.75
Ladenburg Growth Fund	1.75%	$1,000.00	$1,142.70	$9.30	$1,016.12	$8.75
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,157.60	$9.36	$1,016.12	$8.75

Class I
Ladenburg Income Fund	0.75%	$1,000.00	$1,081.20	$3.87	$1,021.08	$3.76
Ladenburg Income & Growth Fund	0.75%	$1,000.00	$1,101.60	$3.91	$1,021.08	$3.76
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,128.60	$3.96	$1,021.08	$3.76
Ladenburg Growth Fund	0.75%	$1,000.00	$1,149.20	$4.00	$1,021.08	$3.76
Ladenburg Aggressive Growth Fund	0.75%	$1,000.00	$1,164.20	$4.02	$1,021.08	$3.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June (181) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income Fund, and Ladenburg Income & Growth Fund (Advisor – Ladenburg Thalmann Asset Management, Inc.) *

In connection with the regular meeting held on January 29, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth (“Ladenburg Income & Growth”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that LTAM was established in 1982 as a subsidiary of Ladenburg Financial Services, Inc., a full-service financial company founded in 1876, and that as of December 31, 2018, LTAM managed $2.346 billion in assets offering a full complement of financial services including investment consulting, diversified investment solutions and personalized investment strategies to a wide range of clients including individuals, families, foundations, endowments, retirement plans and profit sharing plans. The Trustees reviewed the background information of the Advisor’s key investment personnel, taking into consideration their education and the team’s diverse financial industry experience, which covers research and analysis, investment due diligence, fund selection and asset allocation. The Trustees discussed the Advisor’s investment process and noted that the Advisor utilized an investment committee to support its portfolio manager with fundamental research, sourced internally and externally, and due diligence on the macro-economy and ETFs of varying asset classes that meet the risk-adjusted return requirements of each Fund. The Trustees considered LTAM’s risk management processes and its dedicated resources to monitor concentration, liquidity, asset class diversification and sell targets. The Trustees noted that LTAM used an affiliated broker-dealer at industry competitive commission rates. The Trustees noted that the Advisor reported no direct compliance or litigation issues during the past year, rather, the legal issues that resulted in the change of control were against a large stockholder of LTFS, which owned LTAM. The Trustees noted that LTAM did not anticipate any changes in service level due to the change of ownership. The Trustees acknowledged LTAM’s experienced staff, product expertise and the continuous research required to execute the strategies and that LTAM would continue to have resources available from its parent company. After further discussion, the Trustees concluded that the change of ownership would likely not have any negative effect on the nature, extent and quality of service provided by LTAM and that LTAM was expected to continue to provide the same level of high quality service to the Funds for the benefit of shareholders.

Performance.

Ladenburg Aggressive. The Trustees noted that for the one-year, three-year and since inception periods ended December 31, 2018, the Fund had net returns of -9.42%, +5.70% and +4.61%, respectively, which slightly outperformed the Fund’s blended benchmark over the three-year period, but lagged the benchmark’s one-year and inception-to-date returns. The Trustees observed that the Fund’s one-year performance placed it in the 56th percentile relative to its peer group and the Morningstar category. However, the Trustees acknowledged that, while negative, the Fund’s Sharpe ratio placed it in the 45th percentile relative to its peers and that the Fund’s Sortino ratio placed it in the 34th percentile relative to its peers. The Trustees considered the Fund’s strong relative longer-term. The Trustees reasoned that the Fund’s objective was to maximize long-term capital growth as

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2019

part of a broader asset allocation strategy and that despite the Fund’s short-term underperformance, shareholders could benefit by achieving aggressive growth at lower levels of volatility.

Ladenburg Growth. The Trustees noted that the Fund had a net return of -8.33% for the year ended December 31, 2018, placing it in the 59th percentile relative to its peers, and the 66th percentile relative to the category. The Trustees further noted that the Fund underperformed its blended benchmark, which returned -7.32% over the same period. They considered that since inception, the Fund had underperformed its benchmark, Morningstar category and peer group median. The Trustees also considered the Fund’s risk metrics and noted that the Fund’s Sharpe and Sortino ratios had improved with a 50th and 42nd percentile, respectively, relative to its peer group, and a 66th and 58th percentile, respectively, relative to the category. The Trustees noted that the recent statistics were material improvements relative to the Fund’s three-year and since inception Sharpe and Sortino ratios.

Ladenburg Growth & Income. Trustees noted that the Fund had a net return of -7.27% for the year ended December 31, 2018, placing it in the 73rd and 74th percentile, respectively, relative to its peers and the category. The Trustees further noted that the Fund underperformed its blended benchmark, which returned -5.86% over the same period. They noted that since inception, the Fund had underperformed its benchmark, Morningstar category and peer group median. The Trustees considered the Fund’s risk metrics and noted that while the Fund’s Sortino and Sharpe ratios were negative, both ratios had improved relative to the Fund’s three-year Sortino and Sharpe ratios.

Ladenburg Income & Growth. The Trustees noted that the Fund had a net return of -5.04% for the year ended December 31, 2018, placing it in the 50th percentile relative to its peers, and the 71st percentile relative to the category. The Trustees further noted that the Fund underperformed its blended benchmark, which returned -3.96% over the same period. The Trustees considered the Fund’s risk metrics and noted that while the Fund’s Sortino and Sharpe ratios were negative, both ratios had significantly improved. The Trustees noted that the recent statistics were material improvements relative to the Fund’s three-year Sortino and Sharpe ratios demonstrating the Advisor’s focus on risk management.

Ladenburg Income. The Trustees noted that for the year ended December 31, 2018, the Fund had a net return of -3.64%, placing the Fund at the 89th and 76th percentile relative to its peer group and category, respectively. The Trustees noted that the Fund underperformed its blended benchmark over each of the one-year (-3.64% vs. -2.16%), three-year (2.58% vs. 2.83%) and since inception (1.70% vs. 2.59%) periods. The Trustees noted that over the same period, the Fund’s standard deviation was in the 78th and 71st percentile relative to its peer group and category, respectively. The Trustees reviewed the Sharpe and Sortino ratios relative to its peers and the category, noting that despite a slight year-to-date improvement versus its peers and the category relative to its one and three-year numbers, the Advisor could place more emphasis on risk management for the Fund.

With respect to the performance of each Fund, the Trustees discussed each Fund’s investment objective and strategy. The Trustees noted that each Fund’s strategy was based on diversification as a way to mitigate risk. The Trustees considered the observation of the Funds’ portfolio manager that market conditions in the fourth quarter of 2018 were unusual in that diversification did not help performance, and that each Fund’s fourth quarter 2018 results negatively skewed the year’s overall return. The Trustees also considered the portfolio manager’s explanation that the Advisor consistently monitors correlations and expected to provide shareholders better results when these unusual conditions abated. In addition, the Trustees considered the Advisor’s position that each Fund’s long-term performance statistics were negatively impacted by the initially low asset size of the Funds, which limited the Advisor’s ability to implement each Fund’s strategy. After further consideration of all factors, including the independent performance data provided by Broadridge that showed long-term positive returns, the Trustees concluded that each Fund’s performance was adequate and consistent with its respective investment objectives.

Fees and Expenses.

Ladenburg Aggressive. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was higher than both its peer group and category medians, but well within the ranges of both comparison

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2019

groups. They further noted that the Fund’s net expense ratio of 0.93% was equal to the category median and slightly higher than the peer group median.

Ladenburg Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was higher than its peer group and category medians, but within the range of both comparison groups and well below the category high of 1.75%. They further noted that the Fund’s net expense ratio of 0.98% was higher than the peer group median and the category median of 0.94% and 0.85%, respectively.

Ladenburg Growth & Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was significantly higher than the median of its peer group (0.18%) and the category median (0.20%). The Trustees further noted that the Fund’s net expense ratio of 0.98% was higher the peer group median and the category median of 0.80% and 0.74%, respectively.

Ladenburg Income & Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was higher than the medians of both its peer group (0.15%) and category (0.30%), but well below the peer and category highs of 1.45%. They further noted that the Fund’s net expense ratio of 1.02% was equal to the peer group median, but higher than the category median of 0.72%.

Ladenburg Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was significantly higher than the peer group median (0.14%) and category median (0.35%), and was within the range of the category, but tied with the peer group high of 0.50%. They further noted that the Fund’s net expense ratio of 1.04% was higher than the peer group median (0.71%) and category median (0.66%), but within the range for both the peer group and category.

With respect to advisory fee comparisons, the Trustees noted that a meaningful number of each Fund’s peers and Morningstar category funds listed advisory fees of 0.0%, which skewed both the peer group and category averages and medians. The Trustees also noted that funds within each peer group and category generally had higher assets and, therefore, were more likely than the Funds to have achieved economies of scale, and that the Advisor expected each Fund to achieve its own economies of scale through asset growth. The Trustees considered the Advisor’s willingness to renew each Fund’s expense limitation agreement. After discussion, the Trustees concluded that each Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether economies of scale had been reached with respect to the advisory services provided to each Fund. They noted that the Advisor had indicated its willingness to discuss breakpoints with the Trustees as each Fund grows to $250 million in assets, and anticipated realizing economies of scale once each Fund reached significantly greater assets. After discussion, it was the consensus of the Trustees that based on the current size of each Fund, the matter of economies of scale would be revisited at the renewal of the New Agreement and as each of the Fund’s asset size increases.

Profitability.

The Trustees reviewed the profitability analysis provided by the Advisor for each of the Funds. They noted that the Advisor reported that it realized over the last year a modest profit from its relationship with Ladenburg Growth & Income, but a loss with respect to each of the other Funds. The Trustees reviewed projected pro-forma profit analysis for the first two years of the New Agreement, which indicated that the Advisor was not expected to realize any meaningful level of profit during the initial term of the New Agreement due to the limited estimated growth of each Fund. After discussion, they concluded that excessive profitability was not a concern at this time.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2019

Conclusion.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the New Agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that approval of the New Agreement was in the best interests of the shareholders of Ladenburg Aggressive, Ladenburg Growth, Ladenburg Growth & Income, Ladenburg Income & Growth, and Ladenburg Income Funds. The Trustees noted that they intended to conduct a 15c review of the Advisor within one-year of the New Agreement between LTAM and the Trust, despite its new two- year term, to determine whether additional information was required.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2019

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on March 29, 2019, Trust shareholders of record as of the close of business on February 1, 2019 voted to approve the following proposal:

Ladenburg Income Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment advisor. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
486,250	7,132

Proposal 2: To approve a payment of certain accrued but unpaid advisory fees to Ladenburg Thalmann Asset Management, Inc.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
482,511	10,871

Ladenburg Income & Growth Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment advisor. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
1,555,891	5,928

Proposal 2: To approve a payment of certain accrued but unpaid advisory fees to Ladenburg Thalmann Asset Management, Inc.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
1,548,898	12,921

Ladenburg Growth & Income Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment advisor. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
4,330,791	52,912

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

Proposal 2: To approve a payment of certain accrued but unpaid advisory fees to Ladenburg Thalmann Asset Management, Inc.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
4,312,168	71,535

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on April 12, 2019, Trust shareholders of record as of the close of business on February 1, 2019 voted to approve the following proposal:

Ladenburg Growth Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment advisor. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
2,024,700	18,261

Proposal 2: To approve a payment of certain accrued but unpaid advisory fees to Ladenburg Thalmann Asset Management, Inc.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
2,016,786	26,175

Ladenburg Aggressive Growth Fund

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment advisor. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
877,620	2,393

Proposal 2: To approve a payment of certain accrued but unpaid advisory fees to Ladenburg Thalmann Asset Management, Inc.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
872,290	7,723

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007)

6/30/19 – NLFT_v3

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2019, the Trust was comprised of 79 active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds in the Trust advised by the Funds’ advisor. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Funds’ advisor.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

6/30/19 – NLFT_v3

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

 ●     open an account or deposit money

 ●     direct us to buy securities or direct us to sell your securities

 ●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

 ●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

 ●     affiliates from using your information to market to you.

 ●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $62,500

2018 - $62,500

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019 - $11,000

2018 - $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 – None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2019 2018

Audit-Related Fees:            0.00% 0.00%

Tax Fees:           0.00% 0.00%

All Other Fees:           0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $11,000

2018 - $11,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/19

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/19